SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock Options Outstanding, beginning balance	81,072,855	53,314,424
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 0.18	$ 0.20
Number of Stock Options, Issued	23,165,000	38,623,816
Weighted-Average Exercise Price, Issued	$ 0.12
Number of Stock Options, Cancelled	(42,737,500)	(10,865,385)
Weighted-Average Exercise Price, Expired or cancelled	$ 0.20
Number of Stock Options Outstanding, ending balance	61,500,355	81,072,855
Weighted-average exercise price, outstanding, ending balance	$ 0.15	$ 0.18
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Exercise Price, Issued		0.15
Weighted-Average Exercise Price, Expired or cancelled	0.13
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Exercise Price, Issued		$ 0.20
Weighted-Average Exercise Price, Expired or cancelled	$ 0.20